OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Summary of Other Current Liabilities

	US dollars
	December 31,
(in thousands)	2020	2019

Accrued expenses	16,000	7,663
Accrued payroll and related taxes	7,724	9,072
Government institutions	6,379	4,663
Accrued dividend	1,461	5,066
Operating lease liabilities, current	2,856	1,787
Others	3,257	2,902
	37,677	31,153